Fair Value Measurement - Summary of Effect Adverse Changes in Estimated Fair Value of the Loans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Weighted average expected future recovery rates	4.20%	4.80%
Increase by 10%	¥ 42,048	¥ 35,267
Decrease by 10%	¥ (42,048)	¥ (35,267)